Sale of Vessels (Details) (USD $)	6 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Feb. 13, 2013 Independence	Feb. 28, 2013 Henry	Mar. 25, 2013 Pride	May 14, 2013 Honour	Jun. 13, 2013 Elbe
Sale of Vessel
Gross sale consideration	$ 29,875,000	$ 5,635,000	$ 7,000,000	$ 6,100,000	$ 6,500,000	$ 9,100,000	$ 5,600,000
Net gain (loss) on sale			518,000	138,000	(671,000)	112,000	59,000
Net sale proceeds			$ 6,000,000	$ 5,370,000	$ 5,480,000	$ 8,000,000	$ 5,020,000
Life of disposed asset			26 years	27 years	25 years	24 years	22 years